UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
	OMB APPROVAL
FORM 24F-2 Annual Notice of Securities Sold	OMB Number: Expires:	3235-0456 May 31,2021
Pursuant to Rule 24f-2	Estimated average burden hours per response	2

1.	Name and address of issuer: MainStay Funds Trust 51 Madison Avenue New York, NY 10010
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):        ☐

MainStay Cushing Energy Income Fund, MainStay Cushing MLP Premier Fund and MainStay Cushing Renaissance Advantage Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-22321 333-160918
4(a).	Last day of fiscal year for which this Form is filed:	11/30/19
4(b).

☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$524,375,985
	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$755,684,641
	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv) Total available redemption credits [add items 5(ii) and 5(iii)]		-$	755,684,641
	(v) Net sales – if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi) Redemption credits available for use in future year – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5i)]:	$-231,308,656
	(vii) Multiplier for determining registration fee (See Instruction C.9):		x	.0001298
	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$	0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
			+$
8.	Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):
			=$	0
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
	Method of Delivery:
	☐ Wire Transfer ☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title):	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date: February 26, 2020